Subsequent Events - Additional Information (Detail)							1 Months Ended		12 Months Ended
	Aug. 19, 2011 USD ($)	Aug. 19, 2011 CNY	Aug. 17, 2011 USD ($)	Aug. 17, 2011 CNY	Aug. 05, 2011 USD ($)	Aug. 05, 2011 CNY	Jan. 31, 2012 Investment in a venture capital fund CNY	Sep. 30, 2011 Investment in a venture capital fund CNY	Dec. 31, 2011 Distribution of dividends USD ($)	Dec. 31, 2011 Short-term bank loan USD ($)	Dec. 31, 2011 Short-term bank loan CNY
Subsequent Event [Line Items]
Subsequent Event, Date									Mar. 14, 2012	Mar. 30, 2012	Mar. 30, 2012
Subsequent Event, Description							The Group has contributed RMB200.0 million to the venture capital fund	the Group entered a definitive agreement to invest in a venture capital fund as a limited partner	the Company’s board of directors declared cash dividends	The Group entered into a loan agreement with a bank whereby on March 30, 2012 the Group effectively pledged certain time deposits to secure a bank loan	The Group entered into a loan agreement with a bank whereby on March 30, 2012 the Group effectively pledged certain time deposits to secure a bank loan
Subsequent Event, Amount, Higher Range								643,500,000	$ 95,000,000
Subsequent Event, Amount, Paid							200,000,000
Dividends Payable, Amount Per Share									$ 0.40
Dividends Payable, Amount Per ADS									$ 2.00
Time deposits pledged to secure bank loan		177,688,627		120,000,000		355,000,000					658,715,750
Bank loan	$ 24,000,000		$ 15,000,000		$ 50,000,000					$ 95,000,000
Bank loans, interest rate										2.19%	2.19%